Summary of Significant Accounting Policies - Schedule of Condensed Balance Sheet (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Impact of adoption of ASC 326	¥ 19,263	$ 2,713	¥ 10,261
VIE
Impact of adoption of ASC 326	¥ 19,140	$ 2,696	¥ 10,199